                     SUPPLEMENT DATED NOVEMBER 15, 2004 TO

                      PROSPECTUS DATED APRIL 30, 2004 FOR

          FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                   ISSUED BY

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                                  THROUGH ITS

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Subaccount Not Available For New Purchase Payments

The Janus Aspen Series -- International Growth Portfolio -- Service Shares is not available for new purchase payments on or after November 15, 2004. Any requests for purchases into the International Growth Portfolio -- Service Shares on or after November 15, 2004 will be refused. Assets allocated to the International Growth Portfolio -- Service Shares prior to November 15, 2004 may remain allocated to the Portfolio; however, if such assets are transferred or surrendered from the Portfolio, they may not be reallocated to the Portfolio.

Contract owners participating in an asset rebalancing or dollar cost averaging program in which one of the Portfolios is the Janus Aspen
Series -- International Growth Portfolio -- Service Shares must elect a replacement Portfolio within 30 days of the date of this supplement or the asset rebalancing program or dollar cost averaging program will be terminated.

Two New Subaccounts

Effective November 15, 2004, two new Subaccounts will be available under the contract. The respective Subaccounts will invest in two new Portfolios, the AIM Variable Insurance Funds -- AIM V.I. International Growth Fund -- Series II Shares and the AllianceBernstein Variable Products Series Fund, Inc.
 -- AllianceBernstein International Value Portfolio -- Class B. Accordingly, the "Subaccounts" section of your contract prospectus is revised by adding the following disclosure:

                  Subaccount Investing In          Investment Objective               Adviser
                  ----------------------------------------------------------------------------------
AIM VARIABLE      AIM V.I. International   Seeks to provide long-term growth of A I M Advisors, Inc.
INSURANCE FUNDS   Growth Fund -- Series II capital.
                  Shares
                  ----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AllianceBernstein        Seeks long-term growth of capital    Alliance Capital
VARIABLE PRODUCTS International Value                                           Management, L.P.
SERIES FUND, INC. Portfolio -- Class B
                  ----------------------------------------------------------------------------------

In addition, the Appendix to your prospectus is amended to include the following:

                      Underlying Portfolio Annual Expenses (as a percentage of underlying portfolio net assets, before any expense reimbursements or fee waiver arrangements) as of December 31, 2003.

                                                                                                         Total
                                                                                                       Underlying
                                                              Management 12b-1 Administrative  Other   Portfolio
                                                                 Fees    Fees     Expense     Expenses  Expenses
-----------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund --  Series II Shares        0.75%   0.25%      N/A         0.35%     1.35%

AllianceBernstein Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B     1.00%   0.25%      N/A         0.49%     1.74%

                      Underlying Portfolio Annual Expenses (as a percentage of underlying portfolio net assets, after any expense reimbursements or fee waiver arrangements) as of December 31, 2003.

                                                                                                         Total
                                                                                                       Underlying
                                                              Management 12b-1 Administrative  Other   Portfolio
                                                                 Fees    Fees     Expense     Expenses  Expenses
-----------------------------------------------------------------------------------------------------------------

AllianceBernstein Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B     0.75%   0.25%      N/A         0.49%     1.49%